Recently issued accounting pronouncements	6 Months Ended
Sep. 30, 2016
Recently issued accounting pronouncements

2. Recently issued accounting pronouncements

Recently adopted accounting pronouncements

In November 2014, the FASB issued Accounting Standards Update (“ASU”) No.2014-16, “Derivatives and Hedging (Topic 815)—Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU No.2014-16”). The ASU clarifies that an entity that issues or invests in a hybrid financial instrument should determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for bifurcation. The ASU also clarifies that an entity should assess the substance of the relevant terms and features in evaluating the nature of a host contract when considering how to weight those terms and features. Specifically, the assessment of the substance of the relevant terms and features should incorporate a consideration of (1) the characteristics of the terms and features themselves, (2) the circumstances under which the hybrid financial instrument was issued or acquired, and (3) the potential outcomes of the hybrid financial instrument, as well as the likelihood of those potential outcomes. The ASU is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2015. The adoption of ASU No.2014-16 did not have a material impact on the MHFG Group’s consolidated results of operations and financial condition.

In February 2015, the FASB issued ASU No.2015-02, “Consolidation (Topic 810)—Amendments to the Consolidation Analysis” (“ASU No.2015-02”). The ASU amends the current accounting for consolidation of certain legal entities: (1) modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities, (2) eliminate the presumption that a general partner should consolidate a limited partnership, (3) affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and (4) provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. On April 1, 2016, the MHFG Group adopted ASU No.2015-02 using a modified retrospective approach. The adoption of the ASU resulted in a decrease to the beginning balance of Retained earnings of ¥329 million and an increase to the beginning balance of Accumulated other comprehensive income of ¥330 million, respectively. See Note 16 “Variable interest entities and securitizations” for further information.

In April 2015, the FASB issued ASU No.2015-03, “Interest—Imputation of Interest (Subtopic 835-30)—Simplifying the Presentation of Debt Issuance Costs” (“ASU No.2015-03”). The ASU requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The ASU is effective for financial statements issued for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years, and should be applied retrospectively. The adoption of ASU No.2015-03 did not have a material impact on the MHFG Group’s consolidated results of operations and financial condition. The retrospective adoption of ASU No.2015-03 resulted in the reduction of Other assets and Long-term debt in the comparative consolidated balance sheet.

In May 2015, the FASB issued ASU No.2015-07, “Fair Value Measurement (Topic 820)—Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU No.2015-07”). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The ASU is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. The adoption of ASU No.2015-07 did not have a material impact on the MHFG Group’s consolidated results of operations and financial condition.

Accounting pronouncements issued but not yet effective

In May 2014, the FASB issued ASU No.2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU No.2014-09”). The ASU provides comprehensive guidance of revenue recognition, in convergence with International Financial Reporting Standards (“IFRS”), to improve financial reporting in U.S. GAAP by replacing the current complex guidance for recognizing revenue. The core principle of this ASU is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU was effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2016. In August 2015, the FASB issued ASU No.2015-14, “Revenue from Contracts with Customers (Topic 606)—Deferral of the Effective Date” (“ASU No.2015-14”) to defer the effective date of ASU No.2014-09 by one year. Therefore, ASU No.2014-09 is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2017. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The MHFG Group expects to adopt ASU No.2014-09 on April 1, 2018 and is currently evaluating the potential impact that the adoption of ASU No.2014-09 and ASU No.2015-14 will have on its consolidated results of operations and financial condition.

In January 2016, the FASB issued ASU No.2016-01, “Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU No.2016-01”). The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Early application by public business entities is permitted for financial statements of fiscal years or interim periods that have not yet been issued. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-01 will have on its consolidated results of operations and financial condition.

In February 2016, the FASB issued ASU No.2016-02, “Leases (Topic 842)” (“ASU No.2016-02”). The ASU requires lessees to recognize the assets and liabilities arising from leases on the balance sheet. Lessees should recognize liabilities to make lease payments and right-of-use assets representing its right to use the underlying assets for the lease term. This recognition applies to leases classified as operating leases and finance leases, and the update retains a distinction between finance leases and operating leases. However, the ASU has not changed the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee significantly. The ASU also requires qualitative disclosures along with specific quantitative disclosures including the amount, timing, and uncertainty of cash flows arising from leases. In transition, an entity is required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-02 will have on its consolidated results of operations and financial condition.

In June 2016, the FASB issued ASU No.2016-13, “Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments” (“ASU No.2016-13”). The ASU replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information such as relevant information about past events including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount, for the purpose of informing credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The income statement reflects the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. The ASU also requires that credit losses on available-for-sale debt securities be presented as an allowance for credit losses rather than as a write-down, and limits the amount of the allowance for credit losses to the amount by which fair value is below amortized cost. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and will be applied using a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Early application is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-13 will have on its consolidated results of operations and financial condition.

In October 2016, the FASB issued ASU No.2016-16, “Income Taxes (Topic 740)—Intra-Entity Transfers of Assets Other Than Inventory” (“ASU No.2016-16”). The ASU requires recognition of current and deferred income taxes in an intra-entity transfer of an asset other than inventory when the transfer occurs although current U.S. GAAP has prohibited the recognition of income tax consequences of the transfer until the asset has been sold to an outside party as an exceptional treatment. The ASU does not include new disclosure requirements; however, existing disclosure requirements might be applicable when accounting for the current and deferred income taxes for an intra-entity transfer of an asset other than inventory. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early application is permitted for all entities as of the beginning of a fiscal year for which financial statements (interim or annual) have not been issued or made available for issuance. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-16 will have on its consolidated results of operations and financial condition.